Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restricted Stock Units (RSUs)
Restricted Stock Unit Activity
Beginning balance (in shares)	2,786,205	2,378,599
Granted (in shares)	1,175,352	1,169,733
Vested (in shares)	(638,369)	(506,473)
Forfeited (in shares)	(449,216)	(255,654)
Ending balance (in shares)	2,873,972	2,786,205
Weighted Average Fair Value at Grant Date (A$)
Beginning balance (in dollars per share)	$ 33.36	$ 26.97
Granted (in dollars per share)	45.57	43.20
Vested (in dollars per share)	35.86	30.88
Forfeited (in dollars per share)	28.64	25.63
Ending balance (in dollars per share)	$ 38.64	$ 33.36
Restricted Stock Units Service Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	1,227,652	1,136,526
Granted (in shares)	527,577	533,278
Vested (in shares)	(532,445)	(373,440)
Forfeited (in shares)	(121,585)	(68,712)
Ending balance (in shares)	1,101,199	1,227,652
Restricted Stock Units Performance Vesting
Restricted Stock Unit Activity
Beginning balance (in shares)	444,902	372,029
Granted (in shares)	250,826	176,624
Vested (in shares)	(104,434)	(90,452)
Forfeited (in shares)	(5,609)	(13,299)
Ending balance (in shares)	585,685	444,902
Restricted Stock Units (Market Condition)
Restricted Stock Unit Activity
Beginning balance (in shares)	1,113,651	870,044
Granted (in shares)	396,949	459,831
Vested (in shares)	(1,490)	(42,581)
Forfeited (in shares)	(322,022)	(173,643)
Ending balance (in shares)	1,187,088	1,113,651